Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

Note 5 Prepaid Expenses and Other Current Assets

Significant components of prepaid expenses and other current assets as of December 31, 2016 and 2015 are summarized as follows:

(in thousands)	2016	2015
Prepaid expenses	$84,173	37,961
Supplies inventory	17,105	15,114
Income taxes receivable	-	51,322
Other	63,210	49,802
Total	$164,488	154,199